Investments - Summary of Other Investments (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Noncurrent Investments Other Than Investments Accounted For Using Equity Method [line items]
Beginning balance	€ 46	€ 45
Investments	3	5
Disposals and reimbursements of capital	0	(1)
Measurement at fair value	4	(3)
Other changes	(2)	0
Ending balance	51	46
Assicurazioni generali [member]
Disclosure of Noncurrent Investments Other Than Investments Accounted For Using Equity Method [line items]
Beginning balance	2	3
Investments	0	0
Disposals and reimbursements of capital	0	0
Measurement at fair value	1	(1)
Other changes	0	0
Ending balance	0	2
Fin.Priv. [member]
Disclosure of Noncurrent Investments Other Than Investments Accounted For Using Equity Method [line items]
Beginning balance	17	19
Investments	0	0
Disposals and reimbursements of capital	0	0
Measurement at fair value	3	(2)
Other changes	0	0
Ending balance	20	17
Northgate telecom innovations partners LP [member]
Disclosure of Noncurrent Investments Other Than Investments Accounted For Using Equity Method [line items]
Beginning balance	14	9
Investments	3	5
Disposals and reimbursements of capital	0	0
Measurement at fair value	0	0
Other changes	0	0
Ending balance	17	14
Others minor companies [member]
Disclosure of Noncurrent Investments Other Than Investments Accounted For Using Equity Method [line items]
Beginning balance	13	14
Investments	0	0
Disposals and reimbursements of capital	0	(1)
Measurement at fair value	0
Other changes	(2)	0
Ending balance	€ 11	€ 13